Principal Accountant Fees and Services	12 Months Ended
Dec. 31, 2020
Principal Accountant Fees and Services
Principal Accountant Fees and Services

(G.7) Principal Accountant Fees and Services

At the Annual General Meeting of Shareholders held on May 20, 2020, our shareholders elected KPMG AG Wirtschaftsprüfungsgesellschaft (KPMG) as SAP’s independent auditor for 2020. KPMG has been the Company’s principal auditor since the fiscal year 2002. KPMG and other firms in the global KPMG network charged the following fees to SAP for audit and other professional services related to 2020 and the previous years:

€ millions	2020			2019			2018
	KPMG AG	Foreign	Total	KPMG AG	Foreign	Total	KPMG AG	Foreign	Total
	(Germany)	KPMG Firms		(Germany)	KPMG Firms		(Germany)	KPMG Firms
Audit fees	3	9	12	3	7	10	3	6	9
Audit-related fees	0	1	2	0	1	1	0	0	0
Tax fees	0	0	0	0	0	0	0	0	0
All other fees	0	0	0	0	0	0	0	0	0
Total	3	10	14	3	8	10	3	6	9

Audit fees are the aggregate fees charged by KPMG for auditing our consolidated financial statements and the statutory financial statements of SAP SE and its subsidiaries, as well as audit fees regarding the initial public offering of Qualtrics. Audit-related fees are fees charged by KPMG for assurance and related services that are reasonably related to the performance of the audit, for service organization attestation procedures, and fees charged by KPMG for services regarding the initial public offering of Qualtrics.